Quarterly Holdings Report
for

Fidelity Asset Manager® 50%

December 31, 2020

FAA-QTLY-0221
1.811343.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 56.7%
	Shares	Value
Fidelity Emerging Markets Equity Central Fund (a)	2,589,763	$747,819,981
Fidelity International Equity Central Fund (a)	10,851,283	1,046,714,796
Fidelity Real Estate Equity Central Fund (a)	126,739	14,795,551
Fidelity U.S. Equity Central Fund (a)	36,606,495	4,240,130,374
TOTAL EQUITY CENTRAL FUNDS
(Cost $3,166,524,807)		6,049,460,702

Fixed-Income Central Funds - 40.5%
High Yield Fixed-Income Funds - 3.6%
Fidelity Emerging Markets Debt Central Fund (a)	9,844,066	92,238,896
Fidelity Emerging Markets Debt Local Currency Central Fund (a)	455,942	49,387,667
Fidelity Floating Rate Central Fund (a)	787,783	78,029,950
Fidelity High Income Central Fund (a)	1,465,205	160,615,737

TOTAL HIGH YIELD FIXED-INCOME FUNDS		380,272,250

Investment Grade Fixed-Income Funds - 36.9%
Fidelity Inflation-Protected Bond Index Central Fund (a)	4,158,235	453,829,818
Fidelity International Credit Central Fund (a)	1,291,361	134,637,270
Fidelity Investment Grade Bond Central Fund (a)	28,573,243	3,345,069,514

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		3,933,536,602

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $3,848,258,636)		4,313,808,852

Money Market Central Funds - 0.6%
Fidelity Cash Central Fund 0.11% (b)	15,815,080	15,818,243
Fidelity Securities Lending Cash Central Fund 0.11% (b)(c)	44,571,518	44,575,975
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $60,394,121)		60,394,218
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 2/25/21 to 4/1/21 (d)
(Cost $32,205,859)	32,210,000	32,206,399
	Shares	Value

Investment Companies - 2.4%
iShares 20+ Year Treasury Bond ETF (e)	955,274	$150,675,368
iShares MSCI Japan ETF	1,577,684	106,588,331
TOTAL INVESTMENT COMPANIES
(Cost $234,876,476)		257,263,699
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $7,342,259,899)		10,713,133,870
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(49,042,251)
NET ASSETS - 100%		$10,664,091,619

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2,779	March 2021	$520,895,760	$(10,797,752)	$(10,797,752)

The notional amount of futures sold as a percentage of Net Assets is 4.9%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $32,206,399.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$10,088
Fidelity Emerging Markets Debt Central Fund	1,024,036
Fidelity Emerging Markets Debt Local Currency Central Fund	643,864
Fidelity Emerging Markets Equity Central Fund	3,782,699
Fidelity Floating Rate Central Fund	558,640
Fidelity High Income Central Fund	2,423,644
Fidelity Inflation-Protected Bond Index Central Fund	6,102,177
Fidelity International Credit Central Fund	4,905,230
Fidelity International Equity Central Fund	4,022,690
Fidelity Investment Grade Bond Central Fund	93,227,331
Fidelity Real Estate Equity Central Fund	174,725
Fidelity Securities Lending Cash Central Fund	13,953
Fidelity U.S. Equity Central Fund	33,579,766
Total	$150,468,843

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$86,278,875	$3,360,010	$1,148,907	$(71,340)	$3,820,258	$92,238,896	3.4
Fidelity Emerging Markets Debt Local Currency Central Fund	45,061,491	643,864	--	--	3,682,312	49,387,667	30.0
Fidelity Emerging Markets Equity Central Fund	606,164,356	14,447,309	4,875,668	313,982	131,770,002	747,819,981	30.1
Fidelity Floating Rate Central Fund	42,480,052	34,689,421	384,399	2,289	1,242,587	78,029,950	4.2
Fidelity High Income Central Fund	161,792,884	4,795,288	13,885,472	(189,012)	8,102,049	160,615,737	6.5
Fidelity Inflation-Protected Bond Index Central Fund	483,236,022	11,777,376	42,189,363	2,406,770	(1,400,987)	453,829,818	33.8
Fidelity International Credit Central Fund	141,534,724	7,736,885	13,810,953	605,108	(1,428,494)	134,637,270	30
Fidelity International Equity Central Fund	907,464,541	20,764,706	8,316,545	(16,783)	126,818,877	1,046,714,796	29.7
Fidelity Investment Grade Bond Central Fund	3,262,972,826	148,147,359	29,650,552	(125,171)	(36,274,948)	3,345,069,514	10.9
Fidelity Real Estate Equity Central Fund	13,371,801	495,990	146,997	2,229	1,072,528	14,795,551	1.8
Fidelity U.S. Equity Central Fund	3,666,173,116	86,006,855	60,999,707	(23,443,656)	572,393,766	4,240,130,374	17.0
	$9,416,530,688	$332,865,063	$175,408,563	$(20,515,584)	$809,797,950	$10,363,269,554

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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